Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)		Jun. 30, 2024 USD ($)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)
Equity investments:
Less: impairment on equity investments					¥ (100)		$ (14)
Long-term investments, Total	143,912		19,803		123,367		17,376		111,811
Zibo Hengxin Investment Partnership (Limited Partnership) (the “Fund”) [Member]
Equity investments:
Equity investments	119,857	[1]	16,493	[1]	120,000	[1]	16,902	[2]	110,000	[2]
Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”) [Member]
Equity investments:
Equity investments	3,266	[3]	449	[3]	3,367	[3]	474	[4]	1,711	[4]
Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”) [Member]
Equity investments:
Equity investments		[5]		[5]	¥ 100	[5]	$ 14	[6]	¥ 100	[6]

[1]	In December 2020, the Group entered into a partnership agreement with Zibo Hengxin Investment Partnership (Limited Partnership) and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), whereby the Group agreed to purchase a limited partnership interest in Zibo Hengxin Investment Fund Partnership (Limited Partnership) (the “Fund”) in the amount of RMB120,000, which entitles the Group to an aggregate interest of approximately 99% in the Fund. In December 2021, the Fund decreased the total partnership capital to RMB111,200 and returned to the Group RMB10,000 and the aggregate interest of the Group was subsequently diluted to 98.9%. In October 2023, the Group invested RMB10,000 in the Fund, and the Group accounted for an aggregate interest of approximately 99% in the Fund. There was no unfunded commitment to the Fund as of June 30,2024. The Group recorded an investment loss of RMB143 (US$20) from the operating result of the found for the six months ended June 30, 2024. The Fund’s investment strategy is primarily to invest in emerging companies in the new energy automobile industry. The Fund is scheduled to be in existence until 2025, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.
[2]	In December 2020, the Group entered into a partnership agreement with Zibo Hengxin Investment Partnership (Limited Partnership) and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), whereby the Group agreed to purchased limited partnership interest in Zibo Hengxin Investment Fund Partnership (Limited Partnership) (the “Fund”) in the amount of RMB120,000, which entitles the Group an aggregate interest of approximately 99% in the Fund. In December 2021, the Fund decreased the total partnership capital to RMB111,200 and returned to the Group by RMB10,000 and the aggregate interest of the Group was subsequently diluted to 98.9%. In October 2023, the Group entered RMB10,000 into Zibohengxin Investment Partnership, and the Group accounted aggregate interest of approximately 99% in the Fund. There was no unfunded commitment to the Fund as of December 31, 2023. The Fund’s investment strategy is primarily to invest in emerging companies of new energy automobile industry. The Fund is scheduled to be in existence until 2025, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.
[3]	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with capital of RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% as of December 31, 2023. The Group recorded an investment loss of RMB59 and RMB101 (US$14) from the operating result of Huzhou Zheyou for the six months ended June 30, 2023 and 2024, respectively.
[4]	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with capital injected of RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% as of December 31, 2023. For the year of 2023, the Group recorded an investment loss of RMB94 from the operating result of Huzhou Zheyou. The investment losses have been disclosed in share of loss in equity method investee of consolidated statement of cash flow.
[5]	The Group entered into an agreement to invest in Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”), and invested RMB100 in November 2022. The Group held an equity interest of 40% and has significant influence on Chengdu Zhibo. The Group recognized RMB100 (US$14) of impairment of long-term equity investments for the six months ended June 30, 2023. As of June 30, 2024, The Group has written off the long-term equity investment in Chengdu Zhibo.
[6]	The Group entered into an agreement to invest in Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”), and injected capital of RMB100 in November 2022. The Group held an equity interest of 40% and has significant influence on Chengdu Zhibo. For the year of 2023, the Group recognized RMB100 (US$14) of impairment of long-term equity investments.